Asset Under Development (Commitments) (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Apr. 30, 2019
Extractive Industries [Abstract]
2019	$ 206,076
2020	365,224
2021	215,782
2022	218,357
2023	136,761
Total	$ 1,142,200	$ 1,300,000